Share-Based Compensation, 2017 Plan and ESPP (Details) - shares	12 Months Ended
	Dec. 31, 2019	Jun. 09, 2017
2017 Plan [Member]
Share-Based Compensation [Abstract]
Number of shares available for grant (in shares)	982,183
2017 Plan [Member] | Class A Common Stock [Member]
Share-Based Compensation [Abstract]
Maximum number of shares issuable (in shares)		1,000,000
ESPP [Member]
Share-Based Compensation [Abstract]
Maximum number of shares issuable (in shares)	26,447
Purchase price of common stock as percentage of fair market value	90.00%